Supplemental Cash Flow Information - Summary of Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Change in non-cash working capital
Accounts receivable	$ 828	$ (729)
Accounts payable and accrued liabilities	7,977	(5,398)
Other	159	(219)
Total change in non-cash working capital	$ 8,964	$ (6,346)